Offerings - Offering: 1	Nov. 25, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 10,500,000.00
Amount of Registration Fee	$ 1,450.05
Offering Note	The fee of $1,450.05 was previously paid - Accession No. 0001104659-25-094553